INTANGIBLE UNDER DEVELOPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF INTANGIBLE ASSETS

The following table summarizes intangible assets:

	Drug Assessment Platform	Bio Avatar (formerly Digital Twins Platform)	Drug Simulation Platform	Total
Balance, January 1, 2025	$605,830	$14,806	$-	$620,636
Additions: Capitalized costs	1,070,327	448,962	184,227	1,703,516
Amortization	(69,553)	-		(69,553)
Balance, December 31, 2025	$1,606,604	$463,768	$184,227	$2,254,599
Additions: Capitalized costs	150,056	186,401	27,000	363,457
Amortization	(69,547)	-		(69,547)
Balance, March 31, 2026	$1,687,113	$650,169	$211,227	$2,548,509

The following table summarizes intangible assets:

	Drug Assessment Platform	Digital Twins Platform	Drug Simulation Platform	Total
Balance, January 1, 2024	-	-	-	-
Additions: Capitalized costs	$605,830	$14,806	-	$620,636
Amortization	-	-	-	-
Balance, December 31, 2024	605,830	14,806	-	620,636
Additions: Capitalized costs	1,070,327	448,962	$184,227	1,703,516
Amortization	(69,553)	-		(69,553)
Balance, December 31, 2025	$1,606,604	$463,768	$184,227	$2,254,599